Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 312,954
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	11,753
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	50,444
Later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 250,757